SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2015
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 6:-	SHAREHOLDERS' EQUITY

a.
On April 3, 2013, the Company approved a new Share Option Plan (the "2013 Share Option Plan"). The 2013 Share Option Plan grants options to purchase Ordinary Shares. These options are granted pursuant to the 2013 Share Option Plan for the purpose of providing incentives to employees, directors, consultants and contractors of the Company. In accordance with Section 102 of the Income Tax Ordinance (New Version) - 1961, the Company's Board of Directors (the "Board") elected the "Capital Gains Route".

On February 2, 2015, our Board of Directors resolved to increase the number of outstanding shares reserved under the 2013 Share Option Plan, from 500,000 to 750,000.

b.
On February 19, 2015, the Company's Board of Directors adopted an amendment to the 2013 Share Option Plan (the "2013 Plan") pursuant to which the Company may grant options to purchase its ordinary shares, restricted shares and Restricted Share Units ("RSUs") to its employees, directors, consultants and contractors. The 2013 Plan expires on April 2, 2023..

c.
During the period of six months ended June 30, 2015, the Company's Board of Directors approved the grant of 157,750 options and 35,500 RSUs to certain employees (6,000 out of which are subject to shareholders approval). The options were granted at an exercise price ranged among $9.64 to $11.12 per share which is equal to the market value of the Company's ordinary shares (the "Ordinary Shares") at the date of grant. Such options and RSUs have vesting schedule of one year over four equal quarterly installments, commencing as of the effective date of the grant.

d.	The following is a summary of the Company's stock options activity for the period of six months ended June 30, 2015:

	Number of options (in thousands)	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at December 31, 2014	766,125	5.38	3.55	$5,221
Granted *)	157,750	11.11
Exercised	(117,865)	3.40
Expired & Forfeited	(4,500)	12.14

Outstanding at June 30, 2015	801,510	6.76	3.44	$3,243

Vested and expected to vest at June 30, 3015	801,510	6.76	3.44	$3,243

Exercisable at June 30, 2015	605,698	6.17	3.11	$2,794

*)	Excluding 35,500 RSUs granted as described in Note 6c.

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price on the last day of the second quarter of 2015 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on June 30, 2015. This amount is impacted by the changes in the fair market value of the Ordinary Shares.

e.	As of June 30, 2015, stock options under the 2013 Share Option Plan are as follows for the periods indicated:

	Options outstanding at June 30, 2015			Options exercisable at June 30, 2015
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life	Number exercisable	Weighted average exercise price	Weighted average remaining contractual life
$		$	In years		$	In years

0.7 - 1.95	7,950	1.23	0.94	7,950	1.23	0.94
2.56 - 4.86	304,435	3.46	3.37	264,435	3.51	3.23
5.0 - 8.60	230,725	6.13	3.68	191,225	6.01	3.55
10.80 - 13.16	258,400	11.38	3.40	142,088	11.60	2.42

	801,510			605,698

f.	The weighted average fair value of options and RSU's granted during the period of six months ended June 30, 2015 was $4.3 and $9.85, respectively.

g.
Share-based compensation and RSU's expenses:

As of June 30, 2015, the total amount of unrecognized stock-based compensation and RSU's expenses was approximately $379 which will be recognized over a weighted average period of 0.37 years.

h.	The total compensation cost related to all of the Company's equity-based awards, recognized during the six months ended June 30, 2015 and 2014 (unaudited) was comprised as follows:

	Six months ended June 30,
	2015 *)	2014

	Unaudited

Cost of revenue	$22	$8
Research and development, net	324	102
Selling and marketing, net	224	104
General and administrative	216	77

	$786	$291

*)	Including $140 compensation cost related to RSUs for the six months period ended June 30, 2015.

i.	Warrants:

During the period of six months ended June 30, 2015, 22,921 warrants have been exercised into 22,921 Ordinary Shares.

The Company's outstanding warrants and rights as of June 30, 2015 are as follows:

Issuance date	Outstanding and exercisable	Exercise price	Exercisable through
April 24, 2013	310,985	3.49	April 23, 2016